Risk management (Policies)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounting policy for hedge accounting

Accounting policy for hedge accounting

At inception of the hedge relationship, the Company documents its objective and strategy, including identification of the hedging instrument, the hedged item, the nature of the hedged risk and evaluation of hedge effectiveness requirements.

Considering the natural hedge and the risk management strategy, the Company designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from proportions of its long-term debt obligations (denominated in U.S. dollars) and foreign exchange gain or loss of its highly probable U.S. dollar denominated future exports revenues, so that gains or losses associated with the hedged transaction (the highly probable future exports) and the hedging instrument (debt obligations) are recognized in the statement of income in the same periods.

Foreign exchange gains and losses on proportions of debt obligations and lease liability (non-derivative financial instruments) have been designated as hedging instruments.

The highly probable future exports for each month are hedged by a proportion of the debt obligations with an equal US dollar nominal amount. Only a portion of the Company’s forecast exports are considered highly probable.

The Company’s future exports are exposed to the risk of variation in the Brazilian Real/U.S. dollar spot rate, which is offset by the converse exposure to the same type of risk with respect to its debt denominated in US dollar.

The hedge relationships are assessed on a monthly basis and they may cease and may be re-designated in order to achieve the risk management strategy.

Foreign exchange gains and losses relating to the effective portion of such hedges are recognized in other comprehensive income and reclassified to the statement of income within finance income (expense) in the periods when the hedged item affects the statement of income.

Whenever a portion of future exports for a certain period, for which their foreign exchange gains and losses hedging relationship has been designated is no longer highly probable, the Company revokes the designation and the cumulative foreign exchange gains or losses that have been recognized in other comprehensive income remain separately in equity until the forecast exports occur.

If future exports for which foreign exchange gains and losses hedging relationship has been designated is no longer expected to occur, any related cumulative foreign exchange gains or losses that have been recognized in other comprehensive income from the date the hedging relationship was designated to the date the Company revoked the designation is immediately recycled from other comprehensive income to the statement of income.

In addition, when a financial instrument designated as a hedging instrument expires or settles, the Company may replace it with another financial instrument in a manner in which the hedge relationship continues to occur. Likewise, whenever a hedged transaction effectively occurs, its financial instrument previously designated as a hedging instrument may be designated for a new hedge relationship.

Gains or losses relating to the ineffective portion are immediately recognized in finance income (expense). Ineffectiveness may occur as hedged items and hedge instruments have different maturity dates and due to discount rate used to determine their present value.